Financial Liabilities - Summary of Short-term Borowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 2,578,552			₩ 613,733
The Export-Import Bank of Korea and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	2.13
The Export-Import Bank of Korea and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	6.01
Standard Chartered Bank Vietnam And Others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	3.10
Standard Chartered Bank Vietnam And Others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	5.59
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 2,578,552			613,733
Won [member] | The Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	1,952,289
Won [member] | Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 626,263			₩ 613,733
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings		$ 1,252	¥ 1,000		$ 518